Other Current Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets

Other current assets at March 31, 2018 and December 31, 2017 consist of the following:

	March 31, 2018	December 31, 2017

Reimbursable advance payments for acquisitions	$36,364	$-
Other current assets	15,875	13,878

	$52,239	$13,878

Prepaid expense and other current assets at December 31, 2017 and 2016 consist of the following:

	December 31, 2017	December 31, 2016

Prepaid expense	$1,290	$785
Short-term deposit	13,878	-
	$15,168	$785